RELATED PARTY TRANSACTIONS AND BALANCES - Nature of relationships with related parties (Details)	Jun. 30, 2026	Dec. 31, 2025
Anruitai Investment Limited | Related Party
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest held	1.08%	22.40%